Reverse Recapitalization (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands				6 Months Ended		12 Months Ended
	Apr. 30, 2024	Dec. 21, 2023	Dec. 20, 2023	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 19, 2023
[custom:PublicWarrants]				6,000,000		6,000,000
[custom:PrivatePlacementWarrant]				3,400,000		3,400,000
Shares Issued, Price Per Share			$ 0.01
Proceeds from Warrant Exercises				$ 15		$ 4	$ 909
[custom:RedemptionOfOrdinaryShares-0]			73,706
Other Noncash Income (Expense)				(251)		732	$ 117
Other Noncash Income Tax Expense						180
Business Acquisition, Transaction Costs						982
[custom:EquityClassifiedInstrumentsCosts]					2,354	2,354
Other Expenses					4,009	4,009
Other Noncash Income						$ 400
[custom:VolumeWeightedAveragePrice]						$ 7.00
[custom:ReductionOfUnpaidTransactionCost]						$ 99
PIPE Subscription Agreements [Member]
Common Stock, Shares, Issued						1,950,000
Shares Issued, Price Per Share						$ 0.01
Proceeds from Warrant Exercises				$ 15
Sponsor PIPE Subscription Agreement [Member]
Common Stock, Shares, Issued								199,737
Shares Issued, Price Per Share								$ 10.00
Purchase Obligation								$ 1,997
Stock Issued During Period, Shares, New Issues			199,737
Obligation with Joint and Several Liability Arrangement, Amount Outstanding			$ 1,997
Founder Shares [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures and Expirations in Period			658,631
Private Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures and Expirations in Period			400,000
Non Redemption Agreement [Member]
Conversion of Stock, Shares Converted			202,489
Earnout shares [Member]
Common Stock, Shares, Issued				1,750,000		1,750,000
Shares Issued, Price Per Share				$ 12.50		$ 12.50
[custom:AggregateShares]				3,500,000		3,500,000
[custom:LiabilitiesRecognizedInConnectionWithTheMerger]				$ 33,559		$ 33,559
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability Value				1,400		1,680
Other Noncash Income (Expense)				(280)	29,938
Other Noncash Income						31,879
Make Whole Shares [Member]
[custom:LiabilitiesRecognizedInConnectionWithTheMerger]				$ 2,071		2,071
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability Value						1,241
Other Noncash Income Tax Expense					$ 432	$ 830
[custom:VolumeWeightedAveragePrice]						$ 7.00
Common Class A [Member]
Common Stock, Shares, Outstanding				37,584,648		32,824,230	0
Conversion of Stock, Shares Converted				369,671		150,953
Shares Issued, Price Per Share		$ 10.00				$ 10.00
Stock Issued During Period, Shares, New Issues	9,500,000					370,000
[custom:AggregateShares]		280,000
Excess Stock, Shares Issued				3,214,045		3,214,045
Common Class A [Member] | PIPE Subscription Agreements [Member]
Common Stock, Shares, Issued				1,500,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Purchased for Award				1,975,000		1,975,000
Shares Issued, Price Per Share				$ 10.00		$ 10.00
Sale of Stock, Consideration Received on Transaction				$ 19,750		$ 19,750
[custom:WarrantsToPurchaseShares]				200,000		200,000
[custom:WarrantToPurchaseShares]				1,750,000		1,750,000
Common Class A [Member] | PIPE Subscription Agreements [Member] | P I P E Investors [Member]
Common Stock, Shares, Issued				1,950,000
Shares Issued, Price Per Share				$ 0.01
Common Class A [Member] | Non Redemption Agreement [Member]
Conversion of Stock, Shares Converted			202,489
Common Class A [Member] | Earnout shares [Member]
Shares Issued, Price Per Share				$ 15.00		$ 15.00
Excess Stock, Shares Issued				1,750,000		1,750,000
Common Class A [Member] | Make Whole Shares [Member]
Common Stock, Shares, Issued				2,454,737		2,454,737
Shares Issued, Price Per Share						$ 10.00
Stock Issued During Period, Shares, New Issues				1,052,029		1,052,029
Share Price				$ 10.00		$ 10.00
Common Class B [Member]
Common Stock, Shares, Outstanding				2,004,901		2,129,901	0
Warrant [Member]
Stock Issued During Period, Shares, New Issues			202,692
Legacy Mobix's [Member]
Business Acquisition, Transaction Costs				$ 6,363		$ 6,363
[custom:UnpaidTransactionCosts]				$ 3,090		$ 3,090
Legacy Mobix's [Member] | Sponsor PIPE Subscription Agreement [Member]
Conversion of Stock, Shares Converted				272,182		272,182
Shares Issued, Price Per Share				$ 0.01		$ 0.01
[custom:WarrantsToPurchaseShares]				272,454		272,454
Legacy Mobix's [Member] | Common Class A [Member]
Common Stock, Shares, Outstanding				18,139,258		18,139,258
Stock Issued During Period, Shares, Conversion of Convertible Securities				30,045		30,045
Conversion of Stock, Shares Converted				150,953
Legacy Mobix's [Member] | Common Class A [Member] | Sponsor PIPE Subscription Agreement [Member]
Conversion of Stock, Shares Converted				272,182		272,182
Legacy Mobix's [Member] | Common Class B [Member]
Common Stock, Shares, Issued				2,254,901		2,254,901